Critical Accounting Judgements, Estimates and Assumptions	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Critical Accounting Judgements, Estimates and Assumptions
NOTE 3. CRITICAL ACCOUNTING JUDGEMENTS, ESTIMATES AND ASSUMPTIONS
Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that may have a financial impact on the entity and that are believed to be reasonable under the circumstances.
The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below
Research and Development tax grant
Research and development grant income is estimated based on an assessment of qualifying research and development expenditure in each tax jurisdiction. There is some judgement required in assessing the quantum of grant income to recognize due to the complexity of the legislation in each tax jurisdiction.
Development expenditure
The consolidated entity has expensed all internal development expenditure incurred during the year as the costs relate to the initial expenditure for development of biopharmaceutical products and the generation of future economic benefits is not considered probable given the current stage of development. It was considered appropriate to expense the development costs as they did not meet the criteria to be capitalized under AASB 138 (IAS 38)
Intangible Assets
.
Liquidity
The Group has experienced significant recurring operating losses and negative cash flows from operating activities since its inception. As at June 30, 2020, the Group holds cash and cash equivalents of $26,322,047 (2019: $16,567,982).
In line with the Company’s financial risk management, the directors have carefully assessed the financial and operating implications of the above matters, including the expected cash outflows of ongoing research and development activities of the Group over the next 12 months. Based on this consideration, the directors are of the view that the Group will be able to pay its debts as and when they fall due for at least 12 months following the date of these financial statements and that it is appropriate for the financial statements to be prepared on a going concern basis. Monitoring and addressing the ongoing cash requirements of the Group is a key focus of the directors.
This involves consideration of alternative future capital raising initiatives, and the control of variable spending on research and development activities of the Group.

Assessment on the carrying value of intellectual property
Costs incurred in acquiring intellectual property are capitalised and amortised on a straight-line basis over a period not exceeding the life of the patents. Where a patent has not been formally granted, the company estimates the life of the granted patent in accordance with the provisional application. Costs include only those costs directly attributable to the acquisition of the intellectual property.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount. Intellectual property represents the largest asset of the Group as at June 30, 2020 and the most significant asset given the current research and development phase of operations. Accordingly, as commercial production has not yet commenced there is some judgment required in assessing the continued viability on the use of the intellectual property. Refer to note1(h).
In March 2020, the World Health Organization declared the global novel coronavirus
(“COVID-19”)
outbreak a pandemic. To date, the Company’s operations have not been materially impacted by the
COVID-19
pandemic. However, the ongoing pandemic has increased the estimation uncertainty in the preparation of the consolidated financial statements. The estimation uncertainty associated with the magnitude and duration of
COVID-19
is as follows:

•	The continued pandemic has led to volatility in the global capital markets, which could adversely affect the company’s ability to access the capital markets.

•	It is possible that the continued spread of COVID-19 could delay the future recruitment of clinical trials and therefore could lead to an indication of impairment in the intangible assets.

•	The continued pandemic could cause the delay of clinical trials conducted by our partners, which could potentially have an adverse impact on the future license income.
The consolidated entity has applied accounting estimates in the consolidated financial statements based on forecasts of economic conditions which reflect expectations and assumptions as at June 30, 2020 about future events, including
COVID-19
that management believe are reasonable in the circumstances. While there was not a material impact to our consolidated financial statements as of and for the period ended June 30, 2020, resulting from our assessments, our future assessment of our current expectations at that time of the magnitude and duration of
COVID-19,
as well as other factors, could result in material impacts to our consolidated financial statements in future reporting periods.